SCHEDULE OF STOCK OPTIONS USING THE BLACK-SCHOLES OPTION PRICING MODEL AND USED THE ASSUMPTIONS (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Risk-free interest rate	4.24%	4.25%
Expected volatility	187.90%	204.20%
Expected dividends	0.00%	0.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Contractual term (years)	1	1
Top of range [member]
IfrsStatementLineItems [Line Items]
Contractual term (years)	4	4